Exhibit 99.1

Citigroup Commercial Mortgage Trust 2017-1500

Commercial Mortgage Pass-Through Certificates, Series 2017-1500

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

9 August 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 390 Greenwich Street New York, New York 10013
Re: Citigroup Commercial Mortgage Trust 2017-1500 Commercial Mortgage Pass-Through Certificates, Series 2017-1500 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Citigroup Commercial Mortgage Trust 2017-1500 securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

9 August 2017

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in Citigroup Commercial Mortgage Trust 2017-1500 (the “Issuing Entity”) that will be established by the Depositor,
b.	The Issuing Entity’s assets will consist primarily of one componentized promissory note evidencing a floating rate interest-only commercial mortgage loan (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by the borrower’s interest in two Class A office towers located at 1500 Market Street, Philadelphia, Pennsylvania (the “Property”) and
d.	The Mortgage Loan has one related floating rate mezzanine loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan) as of 9 August 2017 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	With respect to the Mortgage Loan and Mezzanine Loan, the applicable Source Documents indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use the “Original Balloon Term (Months)” of the Mortgage Loan, as shown on the Final Data File, for the interest-only period of the Mortgage Loan (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amort Term (Months)”),
c.	Use the “Original Balance” of the Mortgage Loan, as shown on the Final Data File, as the principal balance of the Mortgage Loan as of the Reference Date (the “Cut-Off Date Trust Loan Amount ($)”) and
d.	Use the original balance of the Mezzanine Loan, as shown in the mezzanine loan agreement Source Document, as the principal balance of the Mezzanine Loan as of the Reference Date (the “Cut-Off Date Mezzanine Loan Amount ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	Using the:
a.	Cut-Off Date Trust Loan Amount ($) and
b.	Cut-Off Date Mezzanine Loan Amount ($)

of the Mortgage Loan and Mezzanine Loan, as applicable, both as shown on the Final Data File, we recalculated the “Cut-Off Date Total Loan Amount ($)” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Balloon Term (Months),
b.	IO Period and
c.	Seasoning

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and
ii.	Remaining IO Term (Months)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Cut-Off Date Trust Loan Amount ($),
b.	Floating Rate Trust Margin,
c.	LIBOR Floor and
d.	Interest Calculation (30/360 / Actual/360)

of the Mortgage Loan, all as shown on the Final Data File, a LIBOR assumption of 1.2250% provided by the Depositor, the LIBOR rounding methodology that is described in the loan agreement Source Document and the calculation methodology provided by the Depositor which is described in the succeeding paragraph of this Item 9., we recalculated the “Monthly Debt Service Payment” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Cut-Off Date Trust Loan Amount ($)” of the Mortgage Loan, as shown on the Final Data File,
b.	The sum of:
i.	The “Floating Rate Trust Margin” of the Mortgage Loan, as shown on the Final Data File,
ii.	The greater of:
(a)	The “LIBOR Floor” of the Mortgage Loan, as shown on the Final Data File, and
(b)	The LIBOR assumption of 1.2250% that was provided by the Depositor, rounded (if applicable) using the LIBOR rounding methodology that is described in the loan agreement Source Document and
c.	365/360.

Attachment A Page 4 of 5

10.	Using the:
a.	Cut-Off Date Trust Loan Amount ($),
b.	Cut-Off Date Total Loan Amount ($),
c.	Monthly Debt Service Payment,
d.	As-Is Appraised Value and
e.	UW Net Cash Flow

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Trust Loan Cut-Off Date LTV,
ii.	Total Debt Cut-Off Date LTV,
iii.	Trust Loan UW NCF Debt Yield,
iv.	Total Debt UW NCF Debt Yield and
v.	Trust Loan UW NCF DSCR

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through iv. above to the nearest 1/10th of one percent and
b.	Round the “Trust Loan UW NCF DSCR” characteristic to two decimal places.

11.	Using the:
a.	Cut-Off Date Trust Loan Amount ($),
b.	Cut-Off Date Total Loan Amount ($),
c.	As-Is Appraised Value,
d.	Stabilized Appraised Value and
e.	NRA

of the Mortgage Loan, Property and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	As-Is Appraised Value per SF,
ii.	Stabilized Appraised Value per SF,
iii.	Cut-Off Date Trust Loan Amount per SF ($) and
iv.	Cut-Off Date Total Loan Amount per SF ($)

of the Mortgage Loan, Property and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 5

12.	Using the:
a.	Monthly Debt Service Payment,
b.	Cut-Off Date Mezzanine Loan Amount ($),
c.	Mezzanine Margin,
d.	LIBOR Floor,
e.	Interest Calculation (30/360 / Actual/360) and
f.	UW Net Cash Flow

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, a LIBOR assumption of 1.2250% provided by the Depositor, the LIBOR rounding methodologies that are described on the applicable Source Documents for the Mortgage Loan and Mezzanine Loan and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the “Total Debt UW NCF DSCR” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the “Total Debt UW NCF DSCR” to two decimal places.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement	14 July 2017

Promissory Note	14 July 2017

Closing Statement	14 July 2017

Amendment to Loan Agreement	Not Dated

Mezzanine Loan Agreement	14 July 2017

Cash Management Agreement	14 July 2017

Interest Rate Cap Agreement	14 July 2017

Mezzanine Loan Interest Rate Cap Agreement	14 July 2017

Guaranty Agreement	14 July 2017

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	7 July 2017

USPS Internet Site (www.usps.gov)	Not Applicable

Engineering Report	13 June 2017

Environmental Phase I Report	13 June 2017

Underwritten Rent Roll	31 May 2017

Underwriting Summary	26 June 2017

Pro Forma Title Policy	Not Applicable

Note:	For the purpose of the procedures described in this report, the Depositor instructed us to treat the draft amendment to loan agreement Source Document provided by the Depositor on 9 August 2017 as fully executed, which is referred to as the “Amendment to Loan Agreement.”

Exhibit 2 to Attachment A Page 1 of 9

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip	USPS Internet Site (www.usps.gov)
County	USPS Internet Site (www.usps.gov)
Property Type (see Note 2)	Appraisal Report
Property Sub-Type (see Note 2)	Appraisal Report
Built	Appraisal Report
Renovated	Appraisal Report and Engineering Report
Tenancy (Single/Multi)	Underwritten Rent Roll
NRA	Underwritten Rent Roll
Leased (%)	Underwritten Rent Roll
Metric Identifier	Underwriting Summary
Ownership	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document

Appraisal Report Provider	Appraisal Report
As-Is Appraised Value	Appraisal Report
As-Is Appraised Value Date	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Stabilized Appraised Value Date	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Date	Environmental Phase I Report
Environmental Report Provider	Environmental Phase I Report
Phase II Report Required	Environmental Phase I Report
ACM O&M Plan	Environmental Phase I Report
Seismic Zone	Engineering Report

Exhibit 2 to Attachment A

Underwriting Information: (see Note 3)

Characteristic	Source Document

2013 In-Place Base Rent	Underwriting Summary
2014 In-Place Base Rent	Underwriting Summary
2015 In-Place Base Rent	Underwriting Summary
2016 In-Place Base Rent	Underwriting Summary
T12 Apr-17 In-Place Base Rent	Underwriting Summary
Budget In-Place Base Rent	Underwriting Summary
UW In-Place Base Rent	Underwriting Summary
2013 Contractual Rent Steps	Underwriting Summary
2014 Contractual Rent Steps	Underwriting Summary
2015 Contractual Rent Steps	Underwriting Summary
2016 Contractual Rent Steps	Underwriting Summary
T12 Apr-17 Contractual Rent Steps	Underwriting Summary
Budget Contractual Rent Steps	Underwriting Summary
UW Contractual Rent Steps	Underwriting Summary
2013 Reimbursements	Underwriting Summary
2014 Reimbursements	Underwriting Summary
2015 Reimbursements	Underwriting Summary
2016 Reimbursements	Underwriting Summary
T12 Apr-17 Reimbursements	Underwriting Summary
Budget Reimbursements	Underwriting Summary
UW Reimbursements	Underwriting Summary
2013 Potential Income from Vacant Space	Underwriting Summary
2014 Potential Income from Vacant Space	Underwriting Summary
2015 Potential Income from Vacant Space	Underwriting Summary
2016 Potential Income from Vacant Space	Underwriting Summary
T12 Apr-17 Potential Income from Vacant Space	Underwriting Summary
Budget Potential Income from Vacant Space	Underwriting Summary
UW Potential Income from Vacant Space	Underwriting Summary
2013 Other Income	Underwriting Summary
2014 Other Income	Underwriting Summary
2015 Other Income	Underwriting Summary
2016 Other Income	Underwriting Summary
T12 Apr-17 Other Income	Underwriting Summary
Budget Other Income	Underwriting Summary
UW Other Income	Underwriting Summary
2013 Total Gross Potential Income	Underwriting Summary
2014 Total Gross Potential Income	Underwriting Summary
2015 Total Gross Potential Income	Underwriting Summary
2016 Total Gross Potential Income	Underwriting Summary
T12 Apr-17 Total Gross Potential Income	Underwriting Summary
Budget Total Gross Potential Income	Underwriting Summary
UW Total Gross Potential Income	Underwriting Summary

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2013 Economic Vacancy and Credit Loss	Underwriting Summary
2014 Economic Vacancy and Credit Loss	Underwriting Summary
2015 Economic Vacancy and Credit Loss	Underwriting Summary
2016 Economic Vacancy and Credit Loss	Underwriting Summary
T12 Apr-17 Economic Vacancy and Credit Loss	Underwriting Summary
Budget Economic Vacancy and Credit Loss	Underwriting Summary
UW Economic Vacancy and Credit Loss	Underwriting Summary
2013 EGI Before Other Income	Underwriting Summary
2014 EGI Before Other Income	Underwriting Summary
2015 EGI Before Other Income	Underwriting Summary
2016 EGI Before Other Income	Underwriting Summary
T12 Apr-17 EGI Before Other Income	Underwriting Summary
Budget EGI Before Other Income	Underwriting Summary
UW EGI Before Other Income	Underwriting Summary
2013 Parking / Other Income 1	Underwriting Summary
2014 Parking / Other Income 1	Underwriting Summary
2015 Parking / Other Income 1	Underwriting Summary
2016 Parking / Other Income 1	Underwriting Summary
T12 Apr-17 Parking / Other Income 1	Underwriting Summary
Budget Parking / Other Income 1	Underwriting Summary
UW Parking / Other Income 1	Underwriting Summary
2013 Other Income 2	Underwriting Summary
2014 Other Income 2	Underwriting Summary
2015 Other Income 2	Underwriting Summary
2016 Other Income 2	Underwriting Summary
T12 Apr-17 Other Income 2	Underwriting Summary
Budget Other Income 2	Underwriting Summary
UW Other Income 2	Underwriting Summary
2013 Effective Gross Income	Underwriting Summary
2014 Effective Gross Income	Underwriting Summary
2015 Effective Gross Income	Underwriting Summary
2016 Effective Gross Income	Underwriting Summary
T12 Apr-17 Effective Gross Income	Underwriting Summary
Budget Effective Gross Income	Underwriting Summary
UW Effective Gross Income	Underwriting Summary
2013 Total Operating Expenses	Underwriting Summary
2014 Total Operating Expenses	Underwriting Summary
2015 Total Operating Expenses	Underwriting Summary
2016 Total Operating Expenses	Underwriting Summary
T12 Apr-17 Total Operating Expenses	Underwriting Summary
Budget Total Operating Expenses	Underwriting Summary
UW Total Operating Expenses	Underwriting Summary

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2013 Net Operating Income	Underwriting Summary
2014 Net Operating Income	Underwriting Summary
2015 Net Operating Income	Underwriting Summary
2016 Net Operating Income	Underwriting Summary
T12 Apr-17 Net Operating Income	Underwriting Summary
Budget Net Operating Income	Underwriting Summary
UW Net Operating Income	Underwriting Summary
2013 Capital Expenditures - Capital Reserve	Underwriting Summary
2014 Capital Expenditures - Capital Reserve	Underwriting Summary
2015 Capital Expenditures - Capital Reserve	Underwriting Summary
2016 Capital Expenditures - Capital Reserve	Underwriting Summary
T12 Apr-17 Capital Expenditures - Capital Reserve	Underwriting Summary
Budget Capital Expenditures - Capital Reserve	Underwriting Summary
UW Capital Expenditures - Capital Reserve	Underwriting Summary
2013 Leasing Costs – Normalized TI/LC	Underwriting Summary
2014 Leasing Costs – Normalized TI/LC	Underwriting Summary
2015 Leasing Costs – Normalized TI/LC	Underwriting Summary
2016 Leasing Costs – Normalized TI/LC	Underwriting Summary
T12 Apr-17 Leasing Costs – Normalized TI/LC	Underwriting Summary
Budget Leasing Costs – Normalized TI/LC	Underwriting Summary
UW Leasing Costs – Normalized TI/LC	Underwriting Summary
2013 Net Cash Flow	Underwriting Summary
2014 Net Cash Flow	Underwriting Summary
2015 Net Cash Flow	Underwriting Summary
2016 Net Cash Flow	Underwriting Summary
T12 Apr-17 Net Cash Flow	Underwriting Summary
Budget Net Cash Flow	Underwriting Summary
UW Net Cash Flow	Underwriting Summary
2013 Management Fee	Underwriting Summary
2014 Management Fee	Underwriting Summary
2015 Management Fee	Underwriting Summary
2016 Management Fee	Underwriting Summary
T12 Apr-17 Management Fee	Underwriting Summary
Budget Management Fee	Underwriting Summary
UW Management Fee	Underwriting Summary
2013 Payroll & Benefits	Underwriting Summary
2014 Payroll & Benefits	Underwriting Summary
2015 Payroll & Benefits	Underwriting Summary
2016 Payroll & Benefits	Underwriting Summary
T12 Apr-17 Payroll & Benefits	Underwriting Summary
Budget Payroll & Benefits	Underwriting Summary
UW Payroll & Benefits	Underwriting Summary

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2013 Cleaning	Underwriting Summary
2014 Cleaning	Underwriting Summary
2015 Cleaning	Underwriting Summary
2016 Cleaning	Underwriting Summary
T12 Apr-17 Cleaning	Underwriting Summary
Budget Cleaning	Underwriting Summary
UW Cleaning	Underwriting Summary
2013 Contract Services	Underwriting Summary
2014 Contract Services	Underwriting Summary
2015 Contract Services	Underwriting Summary
2016 Contract Services	Underwriting Summary
T12 Apr-17 Contract Services	Underwriting Summary
Budget Contract Services	Underwriting Summary
UW Contract Services	Underwriting Summary
2013 Insurance	Underwriting Summary
2014 Insurance	Underwriting Summary
2015 Insurance	Underwriting Summary
2016 Insurance	Underwriting Summary
T12 Apr-17 Insurance	Underwriting Summary
Budget Insurance	Underwriting Summary
UW Insurance	Underwriting Summary
2013 Real Estate Taxes	Underwriting Summary
2014 Real Estate Taxes	Underwriting Summary
2015 Real Estate Taxes	Underwriting Summary
2016 Real Estate Taxes	Underwriting Summary
T12 Apr-17 Real Estate Taxes	Underwriting Summary
Budget Real Estate Taxes	Underwriting Summary
UW Real Estate Taxes	Underwriting Summary
2013 Gross Receipts Tax	Underwriting Summary
2014 Gross Receipts Tax	Underwriting Summary
2015 Gross Receipts Tax	Underwriting Summary
2016 Gross Receipts Tax	Underwriting Summary
T12 Apr-17 Gross Receipts Tax	Underwriting Summary
Budget Gross Receipts Tax	Underwriting Summary
UW Gross Receipts Tax	Underwriting Summary
2013 Parking Expenses	Underwriting Summary
2014 Parking Expenses	Underwriting Summary
2015 Parking Expenses	Underwriting Summary
2016 Parking Expenses	Underwriting Summary
T12 Apr-17 Parking Expenses	Underwriting Summary
Budget Parking Expenses	Underwriting Summary
UW Parking Expenses	Underwriting Summary

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2013 General & Administrative	Underwriting Summary
2014 General & Administrative	Underwriting Summary
2015 General & Administrative	Underwriting Summary
2016 General & Administrative	Underwriting Summary
T12 Apr-17 General & Administrative	Underwriting Summary
Budget General & Administrative	Underwriting Summary
UW General & Administrative	Underwriting Summary
2013 General Operating Expenses	Underwriting Summary
2014 General Operating Expenses	Underwriting Summary
2015 General Operating Expenses	Underwriting Summary
2016 General Operating Expenses	Underwriting Summary
T12 Apr-17 General Operating Expenses	Underwriting Summary
Budget General Operating Expenses	Underwriting Summary
UW General Operating Expenses	Underwriting Summary
2013 CAM Expenses	Underwriting Summary
2014 CAM Expenses	Underwriting Summary
2015 CAM Expenses	Underwriting Summary
2016 CAM Expenses	Underwriting Summary
T12 Apr-17 CAM Expenses	Underwriting Summary
Budget CAM Expenses	Underwriting Summary
UW CAM Expenses	Underwriting Summary
2013 Repairs & Maintenance	Underwriting Summary
2014 Repairs & Maintenance	Underwriting Summary
2015 Repairs & Maintenance	Underwriting Summary
2016 Repairs & Maintenance	Underwriting Summary
T12 Apr-17 Repairs & Maintenance	Underwriting Summary
Budget Repairs & Maintenance	Underwriting Summary
UW Repairs & Maintenance	Underwriting Summary
2013 Utilities	Underwriting Summary
2014 Utilities	Underwriting Summary
2015 Utilities	Underwriting Summary
2016 Utilities	Underwriting Summary
T12 Apr-17 Utilities	Underwriting Summary
Budget Utilities	Underwriting Summary
UW Utilities	Underwriting Summary

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 4)

Characteristic	Source Document

Largest Tenant Name	Underwritten Rent Roll
Largest Tenant Lease Start	Underwritten Rent Roll
Largest Tenant Lease Exp.	Underwritten Rent Roll
Largest Tenant NRA	Underwritten Rent Roll
Largest Tenant UW Base Rent	Underwritten Rent Roll
Largest Tenant UW Gross Rent	Underwritten Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll
2nd Largest Tenant Least Start	Underwritten Rent Roll
2nd Largest Tenant Lease Exp.	Underwritten Rent Roll
2nd Largest Tenant NRA	Underwritten Rent Roll
2nd Largest Tenant UW Base Rent	Underwritten Rent Roll
2nd Largest Tenant UW Gross Rent	Underwritten Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll
3rd Largest Tenant Lease Start	Underwritten Rent Roll
3rd Largest Tenant Lease Exp.	Underwritten Rent Roll
3rd Largest Tenant NRA	Underwritten Rent Roll
3rd Largest Tenant UW Base Rent	Underwritten Rent Roll
3rd Largest Tenant UW Gross Rent	Underwritten Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll
4th Largest Tenant Lease Start	Underwritten Rent Roll
4th Largest Tenant Lease Exp.	Underwritten Rent Roll
4th Largest Tenant NRA	Underwritten Rent Roll
4th Largest Tenant UW Base Rent	Underwritten Rent Roll
4th Largest Tenant UW Gross Rent	Underwritten Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll
5th Largest Tenant Lease Start	Underwritten Rent Roll
5th Largest Tenant Lease Exp.	Underwritten Rent Roll
5th Largest Tenant NRA	Underwritten Rent Roll
5th Largest Tenant UW Base Rent	Underwritten Rent Roll
5th Largest Tenant UW Gross Rent	Underwritten Rent Roll

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Loan Agreement and Closing Statement
Ongoing Tax Escrow Monthly	Loan Agreement
Initial Insurance Escrow	Loan Agreement and Closing Statement
Ongoing Insurance Escrow Monthly	Loan Agreement
Initial Immediate Repairs Escrow	Loan Agreement and Closing Statement
Initial Cap Ex Escrow	Loan Agreement and Closing Statement
Ongoing Cap Ex Escrow Monthly	Loan Agreement
Initial TI/LC Escrow	Loan Agreement and Closing Statement
Ongoing TI/LC Escrow Monthly	Loan Agreement
Initial Other Escrow	Loan Agreement and Closing Statement
Ongoing Other Escrow Monthly	Loan Agreement
Other Escrow Description	Loan Agreement and Closing Statement
Initial Other Escrow 2	Loan Agreement and Closing Statement
Ongoing Other Escrow 2	Loan Agreement
Other Escrow 2 Description	Loan Agreement and Closing Statement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Original Balance	Loan Agreement
Floating Rate Trust Margin	Loan Agreement
Mezzanine Margin	Mezzanine Loan Agreement
Origination Date	Loan Agreement
Interest Accrual Period	Loan Agreement
LIBOR Cap	Interest Rate Cap Agreement
LIBOR Cap Expiration Date	Interest Rate Cap Agreement
LIBOR Lookback Days	Loan Agreement
LIBOR Floor	Loan Agreement and Mezzanine Loan Agreement
Interest Calculation (30/360 / Actual/360)	Loan Agreement and Mezzanine Loan Agreement
Amort Type	Loan Agreement
Grace Period	Loan Agreement
First Loan Payment Date	Loan Agreement
Maturity Date	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Floating Rate Component Extensions	Loan Agreement
Extension Fees	Loan Agreement
Lockbox Type (see Note 5)	Cash Management Agreement and Loan Agreement
Lockbox (see Note 6)	Cash Management Agreement and Loan Agreement
DY at Trigger Level	Loan Agreement
Partial Release (Y/N)	Loan Agreement
Borrower Entity	Loan Agreement
Floating Rate Component Prepayment Provision	Loan Agreement and Amendment to Loan Agreement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Property Type” and “Property Sub-Type” characteristics, the Depositor instructed us to use the property type and related property sub-type, both as shown in the appraisal report Source Document, that accounts for the majority of the Property’s “NRA,” as shown in the applicable Source Document.

3.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those same tenants with multiple lease start and expiration dates, to use the lease start and expiration date associated with the spaces which together have the largest square footage, all as shown in the underwritten rent roll Source Document.

5.	For the purpose of comparing the “Lockbox Type” characteristic for the Mortgage Loan, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the cash management agreement and loan agreement Source Documents require all tenants to remit all payments due under their respective leases directly to a lockbox account controlled by the lender.

6.	For the purpose of comparing the “Lockbox” characteristic for the Mortgage Loan, the Depositor instructed us to use “In-Place” for the “Lockbox” characteristic if the cash management agreement and loan agreement Source Documents require the monthly debt service and reserve accounts to be funded directly from the lockbox account, and any excess cash is either (i) disbursed to the borrower or (ii) retained as additional collateral for the Mortgage Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic
Inclusion Indicator
Portfolio ID
Property ID
Sheet Name
Property Name
Control
Percentage of Cut-off Date Trust Loan Amount
Ground Leases Lessor
Ground Leases Maturity Date
Ground Leases Extension
Ground Leases Extension Tenor
Ground Leases Max Maturity Date
Ground Leases Notes
Seismic Report Date
PML (SEL)
PML (SUL)
Largest Tenant Lease Type
2nd Largest Tenant Lease Type
3rd Largest Tenant Lease Type
4th Largest Tenant Lease Type
5th Largest Tenant Lease Type
Partial Release Description
Administrative Fee Rate (%)

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.